Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease liabilities.
Current	$ 89,203	$ 91,156
Non-current	492,475	510,838
Total lease liabilities	581,678	$ 601,994
Lease payments	$ 30,300